SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended							12 Months Ended
	Apr. 06, 2016	Jan. 15, 2016	Dec. 30, 2016	Dec. 17, 2016	Apr. 30, 2016	Mar. 30, 2016	Mar. 24, 2016	Mar. 18, 2016	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Interest rate (as a percent)			12.00%
Number of trading days			10 days
Average closing price of common stock			$ 0.45
Proceeds from debt, net											$ 761,500
Number of shares of common stock issued									38,690,000
JSJ Investments Inc. [Member]
Subsequent Event [Line Items]
Repayment of principal and accrued interest					$ 102,000
Slainte [Member]
Subsequent Event [Line Items]
Number of trading days				30 days
Proceeds from debt, net	$ 75,000					$ 81,978
Number of shares of common stock issued								416,667
Warrant exercise price								$ 0.18
Value of shares of common stock issued				$ 100,000
Repayment of principal and accrued interest	$ 102,000					$ 59,000
Unrelated Third Party [Member] | WeedMD [Member]
Subsequent Event [Line Items]
Debt covenant amount							$ 175,000
Number of shares of common stock issued							1,100,000
Ernest Blackmon [Member]
Subsequent Event [Line Items]
Proceeds from debt, net					25,000
Tony Verzura [Member]
Subsequent Event [Line Items]
Proceeds from debt, net					$ 25,000
2014 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Subsequent Event [Line Items]
Minimum term to be hold for conversion		10 days
Number of shares of common stock issued		980,000
Warrant exercise price		$ 0.20
Fair value of option (in dollars per share)		$ 0.20
2014 Stock Incentive Plan [Member] | Blackmon and Verzura [Member]
Subsequent Event [Line Items]
Minimum term to be hold for conversion		10 days
Number of shares of common stock issued		1,050,000
Warrant exercise price		$ 0.20
Fair value of option (in dollars per share)		$ 0.20